Share Capital - Schedule Analysis of Issued Shares (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	¥ 2,000,000	¥ 2,000,000
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	3,355,065,938	3,265,986,486	2,970,573,050	2,543,814,662
Share capital	¥ 2,000,000	¥ 2,000,000
Class A Ordinary Shares | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	1,325,454,335	609,770,009
Class B Ordinary Shares | Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	2,029,611,603	2,656,216,477
Share capital	¥ 2,000,000	¥ 2,000,000